Goodwill and other intangible assets - Future amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite Lived Intangible Assets
Gross carrying amount	$ 4,701	$ 4,775
Accumulated amortization	(2,705)	(2,438)
Total	1,996	2,337
Additions to intangible assets other than goodwill	58	111
Amortization expense
Amortization expense of intangible assets other than goodwill	369	396	$ 454
Future amortization expense of intangible assets
2017	284
2018	233
2019	189
2020	170
2021	145
Thereafter	975
Total	1,996	2,337
Capitalized software for internal use
Finite Lived Intangible Assets
Gross carrying amount	712	692
Accumulated amortization	(596)	(567)
Total	116	125
Additions to intangible assets other than goodwill	39	63
Amortization expense
Amortization expense of intangible assets other than goodwill	57	60	72
Future amortization expense of intangible assets
Total	116	125
Capitalized software for sale
Finite Lived Intangible Assets
Gross carrying amount	409	401
Accumulated amortization	(365)	(357)
Total	44	44
Additions to intangible assets other than goodwill	18	15
Amortization expense
Amortization expense of intangible assets other than goodwill	25	21	20
Future amortization expense of intangible assets
Total	44	44
Intangibles other than software:
Amortization expense
Amortization expense of intangible assets other than goodwill	287	315	$ 362
Intangibles other than software: Customer-related
Finite Lived Intangible Assets
Gross carrying amount	2,500	2,517
Accumulated amortization	(904)	(767)
Total	1,596	1,750
Future amortization expense of intangible assets
Total	1,596	1,750
Intangibles other than software: Technology-related
Finite Lived Intangible Assets
Gross carrying amount	755	790
Accumulated amortization	(660)	(585)
Total	95	205
Additions to intangible assets other than goodwill	1	33
Future amortization expense of intangible assets
Total	95	205
Intangibles other than software: Marketing-related
Finite Lived Intangible Assets
Gross carrying amount	291	308
Accumulated amortization	(159)	(140)
Total	132	168
Future amortization expense of intangible assets
Total	132	168
Intangibles other than software: Other
Finite Lived Intangible Assets
Gross carrying amount	34	67
Accumulated amortization	(21)	(22)
Total	13	45
Future amortization expense of intangible assets
Total	$ 13	$ 45